Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2016
Net income (loss) per share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share
Basic and diluted net income (loss) per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Net income (loss)	(59,814)	22,621	85,424
Change in redemption value of preferred shares	(79,169)	(25,332)	-
Deemed dividend from issuance of preferred share	(16,666)	-	-
Net loss attributable to noncontrolling interests	-	-	1,209
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	(155,649)	(2,711)	86,633

Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.
Basic	(5.31)	(0.03)	0.58
Diluted	(5.31)	(0.03)	0.53

Net loss per ADS attributable to ordinary shareholders of Baozun Inc.
Basic	(15.93)	(0.08)	1.74
Diluted	(15.93)	(0.08)	1.59

Shares (Denominator):
Weighted average number of ordinary shares
Basic	29,314,067	102,987,119	149,935,100
Diluted	29,314,067	102,987,119	163,926,674

Schedule of Anti-Dilutive Securities
As a result of the Group’s net loss for the years ended December 31, 2014 and 2015, Series A, B, C1, C2 and D preferred shares, share options and restricted share units outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	For Year Ended December 31,
	2014	2015
	RMB	RMB

Number of Series A Shares outstanding	19,622,241	-
Number of Series B Shares outstanding	26,532,203	-
Number of Series C1 Shares outstanding	29,056,332	-
Number of Series C2 Shares outstanding	1,925,063	-
Number of Series D Shares outstanding	7,504,324	-
Share options	15,153,023	16,574,854
Restricted share unit	-	3,976,311